Quarterly Holdings Report
for
Fidelity® Series Corporate Bond Fund
May 31, 2026
XBC-NPRT3-0726
1.9891234.107
Asset-Backed Securities - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (c)	457,700	452,571
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (c)	373,125	368,634
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (c)	2,600,000	2,600,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (c)	395,000	395,000
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	385,125	388,925
Jersey Mike's Funding Series 2026-1A Class A2I, 4.952% 2/15/2056 (c)	2,194,500	2,162,679
Jersey Mike's Funding Series 2026-1A Class A2II, 5.481% 2/15/2056 (c)	4,289,250	4,221,392
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	373,315	368,825
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	716,095	720,429
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	425,520	427,547
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	525,005	503,486
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	547,660	536,844
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	899,305	873,917
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (c)	805,000	793,540
Taco Bell Fdg LLC Series 2025-1A Class A2II, 5.049% 8/25/2055 (c)	2,100,000	2,054,626
TOTAL UNITED STATES		16,868,415
TOTAL ASSET-BACKED SECURITIES (Cost $17,080,841)		16,868,415

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)(c)	380,000	375,743
ELP Series 2025-ELP Class B, 5.0091% 11/13/2042 (b)(c)	2,114,000	2,088,009
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	331,000	330,948
Int Commercial Mortgage Trust Series 2025-PLAZA Class B, 5.3415% 11/5/2037 (b)(c)	364,000	363,514
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (b)(c)	616,000	612,569
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (b)(c)(g)	134,000	134,000
TOTAL UNITED STATES		3,904,783
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,938,687)		3,904,783

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030	200,000	187,200
United Mexican States 4.5% 4/22/2029	1,000,000	990,000
TOTAL MEXICO		1,177,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,254,855)		1,177,200

Non-Convertible Corporate Bonds - 88.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Financials - 0.7%
Banks - 0.6%
Commonwealth Bank of Australia 3.784% 3/14/2032 (c)	1,280,000	1,199,155
National Australia Bank Ltd 5.625% 6/4/2037 (b)(c)	2,600,000	2,603,321
Westpac Banking Corp 5.405% 8/10/2033 (b)	1,400,000	1,417,225
		5,219,701
Financial Services - 0.1%
Cimic Finance Ltd 6% 4/22/2036 (c)	849,000	840,771
TOTAL AUSTRALIA		6,060,472
BELGIUM - 0.6%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	500,000	424,044
Anheuser-Busch InBev Worldwide Inc 4.9% 1/23/2031	525,000	533,959
TOTAL CONSUMER STAPLES		958,003
Financials - 0.5%
Banks - 0.5%
KBC Group NV 4.932% 10/16/2030 (b)(c)	2,873,000	2,886,869
KBC Group NV 6.324% 9/21/2034 (b)(c)	1,700,000	1,821,725
TOTAL FINANCIALS		4,708,594
TOTAL BELGIUM		5,666,597
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 6.4% 6/28/2054	2,210,000	2,258,244
CANADA - 2.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.8% 3/15/2032	238,000	222,474
Rogers Communications Inc 4.55% 3/15/2052	1,450,000	1,154,313
TOTAL COMMUNICATION SERVICES		1,376,787
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (c)	138,000	130,026
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (c)	2,500,000	2,470,763
TOTAL CONSUMER STAPLES		2,600,789
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd 2.95% 7/15/2030	1,071,000	1,006,281
Canadian Natural Resources Ltd 6.25% 3/15/2038	3,175,000	3,374,467
Canadian Natural Resources Ltd 6.5% 2/15/2037	2,100,000	2,268,395
Cenovus Energy Inc 2.65% 1/15/2032	159,000	142,150
Cenovus Energy Inc 3.75% 2/15/2052	480,000	345,982
Cenovus Energy Inc 5.25% 6/15/2037	413,000	401,956
Cenovus Energy Inc 5.4% 6/15/2047	39,000	36,153
Cenovus Energy Inc 6.75% 11/15/2039	45,000	49,726
Enbridge Inc 3.4% 8/1/2051	900,000	615,602
Enbridge Inc 4.5% 6/10/2044	250,000	212,604
Enbridge Inc 5.55% 6/20/2035	2,000,000	2,050,047
Enbridge Inc 5.95% 4/5/2054	2,549,000	2,566,982
Enbridge Inc 7.2% 6/27/2054 (b)	900,000	960,588
TOTAL ENERGY		14,030,933
Financials - 0.2%
Insurance - 0.2%
Empower Finance 2020 LP 1.776% 3/17/2031 (c)	324,000	282,082
Empower Finance 2020 LP 3.075% 9/17/2051 (c)	540,000	345,737
Intact Financial Corp 5.459% 9/22/2032 (c)	1,117,000	1,145,050
TOTAL FINANCIALS		1,772,869
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Emera US Finance LP 3.55% 6/15/2026	2,550,000	2,549,241
Emera US Finance LP 4.75% 6/15/2046	1,775,000	1,505,139
TOTAL UTILITIES		4,054,380
TOTAL CANADA		23,835,758
FRANCE - 0.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA 4.25% 1/13/2031 (c)	1,538,000	1,507,923
Orange SA 4.75% 1/13/2033 (c)	1,266,000	1,251,393
Orange SA 5% 1/13/2036 (c)	2,200,000	2,159,631
TOTAL COMMUNICATION SERVICES		4,918,947
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	800,000	538,943
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	490,000	484,219
BNP Paribas SA 3.052% 1/13/2031 (b)(c)	875,000	822,320
Societe Generale SA 3% 1/22/2030 (c)	430,000	402,621
TOTAL FINANCIALS		1,709,160
TOTAL FRANCE		7,167,050
GERMANY - 1.3%
Financials - 0.1%
Insurance - 0.1%
Allianz SE 5.6% 9/3/2054 (b)(c)	1,200,000	1,189,086
Health Care - 1.0%
Pharmaceuticals - 1.0%
Bayer US Finance II LLC 4.875% 6/25/2048 (c)	1,150,000	962,648
Bayer US Finance LLC 6.5% 11/21/2033 (c)	4,300,000	4,588,892
Bayer US Finance LLC 6.875% 11/21/2053 (c)	3,110,000	3,365,504
TOTAL HEALTH CARE		8,917,044
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (c)	1,276,000	1,261,366
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (c)	493,000	480,783
TOTAL GERMANY		11,848,279
IRELAND - 2.2%
Financials - 1.1%
Banks - 0.1%
Bank of Ireland Group PLC 4.997% 11/12/2032 (b)(c)	808,000	807,330
Consumer Finance - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	227,000	225,415
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	237,000	228,349
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,754,000	1,604,966
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	526,000	468,285
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	860,000	695,543
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	1,640,000	1,599,431
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	1,200,000	1,225,777
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	1,800,000	1,885,616
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	599,000	608,918
		8,542,300
TOTAL FINANCIALS		9,349,630
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (c)	703,000	681,807
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)	1,630,000	1,637,762
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)	4,300,000	4,395,279
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)	440,000	452,468
TOTAL INDUSTRIALS		7,167,316
Materials - 0.3%
Containers & Packaging - 0.3%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	1,700,000	1,726,061
Smurfit Westrock Financing DAC 5.418% 1/15/2035	1,175,000	1,187,493
TOTAL MATERIALS		2,913,554
TOTAL IRELAND		19,430,500
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	207,710
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	204,546

TOTAL ISRAEL		412,256
ITALY - 0.6%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 7.2% 11/28/2033 (c)	500,000	563,812
UniCredit SpA 1.982% 6/3/2027 (b)(c)	1,200,000	1,199,833
TOTAL FINANCIALS		1,763,645
Utilities - 0.4%
Electric Utilities - 0.4%
ENEL Finance International NV 4.375% 9/30/2030 (c)	1,834,000	1,802,508
ENEL Finance International NV 5.5% 6/26/2034 (c)	1,452,000	1,473,959
TOTAL UTILITIES		3,276,467
TOTAL ITALY		5,040,112
JAPAN - 1.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 4.567% 7/16/2027 (c)	200,000	200,401
NTT Finance Corp 4.62% 7/16/2028 (c)	200,000	200,152
NTT Finance Corp 4.876% 7/16/2030 (c)	302,000	303,031
NTT Finance Corp 5.171% 7/16/2032 (c)	3,300,000	3,317,546
NTT Finance Corp 5.502% 7/16/2035 (c)	1,200,000	1,216,179
TOTAL COMMUNICATION SERVICES		5,237,309
Consumer Staples - 0.3%
Tobacco - 0.3%
Japan Tobacco Inc 5.21% 6/15/2030 (c)	1,500,000	1,534,354
Japan Tobacco Inc 5.856% 6/15/2035 (c)	1,500,000	1,572,577
TOTAL CONSUMER STAPLES		3,106,931
Financials - 0.2%
Banks - 0.2%
Mizuho Bank Ltd 5.185% 4/16/2036 (c)	1,800,000	1,795,653
TOTAL JAPAN		10,139,893
NETHERLANDS - 0.9%
Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 2.25% 9/24/2031 (c)	545,000	474,521
Financials - 0.6%
Banks - 0.6%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(c)	5,100,000	5,179,017
Cooperatieve Rabobank UA 3.75% 7/21/2026	300,000	299,825
TOTAL FINANCIALS		5,478,842
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	1,325,000	1,176,861
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	250,000	248,276
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	720,000	722,427
TOTAL INFORMATION TECHNOLOGY		2,147,564
TOTAL NETHERLANDS		8,100,927
SPAIN - 0.6%
Financials - 0.5%
Banks - 0.5%
Banco Santander SA 2.749% 12/3/2030	1,000,000	904,078
CaixaBank SA 5.673% 3/15/2030 (b)(c)	1,400,000	1,433,763
CaixaBank SA 6.037% 6/15/2035 (b)(c)	1,970,000	2,056,640
TOTAL FINANCIALS		4,394,481
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (c)	928,000	909,947
TOTAL SPAIN		5,304,428
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 2.095% 2/11/2032 (b)(c)	1,550,000	1,368,085
UBS Group AG 3.091% 5/14/2032 (b)(c)	1,200,000	1,101,552
UBS Group AG 3.126% 8/13/2030 (b)(c)	613,000	583,178
UBS Group AG 4.194% 4/1/2031 (b)(c)	800,000	781,292

TOTAL SWITZERLAND		3,834,107
UNITED KINGDOM - 3.4%
Consumer Staples - 0.6%
Tobacco - 0.6%
BAT Capital Corp 2.259% 3/25/2028	1,225,000	1,178,563
BAT Capital Corp 2.726% 3/25/2031	2,800,000	2,557,456
BAT Capital Corp 5.834% 2/20/2031	468,000	488,621
BAT Capital Corp 6.421% 8/2/2033	1,300,000	1,409,546
TOTAL CONSUMER STAPLES		5,634,186
Financials - 2.5%
Banks - 2.5%
Barclays PLC 2.645% 6/24/2031 (b)	450,000	412,992
Barclays PLC 2.894% 11/24/2032 (b)	500,000	447,701
Barclays PLC 5.367% 2/25/2031 (b)	1,700,000	1,727,791
Barclays PLC 5.746% 8/9/2033 (b)	349,000	359,340
Barclays PLC 5.785% 2/25/2036 (b)	1,700,000	1,734,646
Barclays PLC 6.692% 9/13/2034 (b)	1,800,000	1,948,797
Barclays PLC 7.437% 11/2/2033 (b)	1,100,000	1,230,535
HSBC Holdings PLC 2.357% 8/18/2031 (b)	1,002,000	905,773
HSBC Holdings PLC 2.848% 6/4/2031 (b)	1,800,000	1,667,935
HSBC Holdings PLC 4.675% 3/10/2032 (b)	1,800,000	1,776,681
HSBC Holdings PLC 5.24% 5/13/2031 (b)	1,900,000	1,924,160
HSBC Holdings PLC 5.279% 3/10/2037 (b)	1,800,000	1,780,904
HSBC Holdings PLC 7.39% 11/3/2028 (b)	720,000	747,593
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	1,000,000	1,137,691
Standard Chartered PLC 5.005% 10/15/2030 (b)(c)	1,140,000	1,148,126
Standard Chartered PLC 6.228% 1/21/2036 (b)(c)	3,000,000	3,174,437
TOTAL FINANCIALS		22,125,102
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (c)	400,000	385,593
180 Medical Inc 5.3% 10/8/2035 (c)	746,000	725,507
TOTAL HEALTH CARE		1,111,100
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 5.25% 3/26/2031 (c)	200,000	204,594
BAE Systems PLC 5.3% 3/26/2034 (c)	800,000	816,443
BAE Systems PLC 5.5% 3/26/2054 (c)	264,000	261,165
		1,282,202
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (c)	232,290	212,376
TOTAL INDUSTRIALS		1,494,578
TOTAL UNITED KINGDOM		30,364,966
UNITED STATES - 73.2%
Communication Services - 7.5%
Diversified Telecommunication Services - 2.9%
AT&T Inc 2.25% 2/1/2032	650,000	567,956
AT&T Inc 3.65% 9/15/2059	223,000	145,553
AT&T Inc 3.8% 12/1/2057	1,354,000	920,031
AT&T Inc 4.35% 3/1/2029	900,000	898,053
AT&T Inc 4.75% 4/30/2033	3,000,000	2,963,393
AT&T Inc 5.85% 4/30/2046	1,700,000	1,660,089
AT&T Inc 6% 4/30/2056	3,000,000	2,941,307
Comcast Corp 2.937% 11/1/2056	679,000	380,804
Comcast Corp 2.987% 11/1/2063	2,211,000	1,185,254
Comcast Corp 5.3% 5/15/2035	2,500,000	2,544,676
Comcast Corp 6.05% 5/15/2055	2,000,000	1,975,643
HUT 8 DC LLC 6.192% 11/15/2042 (c)	622,000	629,420
Verizon Communications Inc 2.355% 3/15/2032	3,000,000	2,634,433
Verizon Communications Inc 2.55% 3/21/2031	1,539,000	1,403,381
Verizon Communications Inc 3.7% 3/22/2061	540,000	366,412
Verizon Communications Inc 4.78% 2/15/2035	291,000	283,173
Verizon Communications Inc 5.401% 7/2/2037	44,000	44,208
Verizon Communications Inc 5.875% 11/30/2055	4,320,000	4,251,313
Verizon Communications Inc 6% 11/30/2065	760,000	748,341
		26,543,440
Entertainment - 0.2%
Walt Disney Co/The 3.8% 3/22/2030	600,000	587,814
Walt Disney Co/The 4.75% 9/15/2044	320,000	287,989
Walt Disney Co/The 6.65% 11/15/2037	970,000	1,093,545
		1,969,348
Interactive Media & Services - 1.8%
Alphabet Inc 5.45% 11/15/2055	2,972,000	2,870,145
Alphabet Inc 5.7% 11/15/2075	3,000,000	2,932,365
Meta Platforms Inc 4.2% 11/15/2030	1,210,000	1,194,467
Meta Platforms Inc 4.6% 11/15/2032	1,309,000	1,292,823
Meta Platforms Inc 4.875% 11/15/2035	3,010,000	2,940,957
Meta Platforms Inc 5.5% 11/15/2045	1,711,000	1,606,073
Meta Platforms Inc 5.625% 11/15/2055	1,710,000	1,576,775
Meta Platforms Inc 5.75% 11/15/2065	1,710,000	1,566,984
		15,980,589
Media - 1.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	342,000	266,912
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	120,000	96,808
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	450,000	345,213
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	1,950,000	1,640,413
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,979,000	2,036,172
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	4,803,000	4,927,889
Cox Communications Inc 1.8% 10/1/2030 (c)	740,000	643,847
Discovery Communications LLC 3.95% 3/20/2028	481,000	477,912
Discovery Global Holdings Inc 3.755% 3/15/2027	79,000	78,440
Time Warner Cable LLC 5.5% 9/1/2041	3,052,000	2,633,410
Time Warner Cable LLC 5.875% 11/15/2040	2,475,000	2,225,316
Time Warner Cable LLC 7.3% 7/1/2038	500,000	521,087
		15,893,419
Wireless Telecommunication Services - 0.8%
T-Mobile USA Inc 2.4% 3/15/2029	381,000	360,296
T-Mobile USA Inc 2.7% 3/15/2032	1,382,000	1,231,980
T-Mobile USA Inc 4.95% 11/15/2035	6,000,000	5,892,030
		7,484,306
TOTAL COMMUNICATION SERVICES		67,871,102
Consumer Discretionary - 3.3%
Automobiles - 1.3%
Ford Motor Co 3.25% 2/12/2032	1,400,000	1,242,290
General Motors Co 5.95% 4/1/2049	1,300,000	1,250,682
General Motors Financial Co Inc 3.1% 1/12/2032	1,400,000	1,267,958
General Motors Financial Co Inc 5.55% 7/15/2029	3,500,000	3,582,184
General Motors Financial Co Inc 5.95% 4/4/2034	1,700,000	1,765,281
Stellantis Finance US Inc 2.691% 9/15/2031 (c)	914,000	787,979
Stellantis Finance US Inc 5.75% 3/18/2030 (c)	1,748,000	1,755,906
		11,652,280
Broadline Retail - 0.6%
Amazon.com Inc 5.65% 3/13/2046	2,200,000	2,197,055
Amazon.com Inc 5.8% 3/13/2056	1,222,000	1,223,166
Amazon.com Inc 5.95% 3/13/2066	2,200,000	2,216,515
		5,636,736
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc 4.65% 3/16/2031	1,905,000	1,904,978
Specialty Retail - 1.2%
Advance Auto Parts Inc 1.75% 10/1/2027	2,313,000	2,214,451
Advance Auto Parts Inc 3.9% 4/15/2030	1,000,000	933,812
Home Depot Inc/The 1.375% 3/15/2031	575,000	498,197
Home Depot Inc/The 4.95% 6/25/2034	2,050,000	2,059,713
Lowe's Cos Inc 3.5% 4/1/2051	975,000	676,443
Lowe's Cos Inc 4.85% 10/15/2035	2,150,000	2,094,875
Lowe's Cos Inc 5.625% 4/15/2053	600,000	576,774
O'Reilly Automotive Inc 4.2% 4/1/2030	800,000	788,106
O'Reilly Automotive Inc 4.35% 6/1/2028	75,000	74,921
Ross Stores Inc 1.875% 4/15/2031	600,000	529,404
		10,446,696
TOTAL CONSUMER DISCRETIONARY		29,640,690
Consumer Staples - 2.3%
Beverages - 0.1%
Constellation Brands Inc 2.25% 8/1/2031	1,600,000	1,413,497
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree Inc 4.2% 5/15/2028	375,000	372,750
Mars Inc 4.8% 3/1/2030 (c)	544,000	547,898
Mars Inc 5% 3/1/2032 (c)	408,000	412,276
Mars Inc 5.2% 3/1/2035 (c)	2,097,000	2,111,117
Mars Inc 5.65% 5/1/2045 (c)	330,000	327,220
Mars Inc 5.7% 5/1/2055 (c)	658,000	649,091
Mars Inc 5.8% 5/1/2065 (c)	82,000	81,399
		4,501,751
Food Products - 0.9%
Bunge Ltd Finance Corp 4.8% 3/19/2033	2,435,000	2,424,371
Bunge Ltd Finance Corp 5.15% 3/19/2036	3,200,000	3,189,629
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	1,570,000	1,396,123
Smithfield Foods Inc 3% 10/15/2030 (c)	1,432,000	1,305,790
		8,315,913
Tobacco - 0.8%
Philip Morris International Inc 4% 10/29/2030	1,000,000	978,945
Philip Morris International Inc 4.25% 10/29/2032	1,000,000	971,011
Philip Morris International Inc 4.75% 11/1/2031	1,700,000	1,707,761
Philip Morris International Inc 5.125% 2/15/2030	2,200,000	2,241,694
Philip Morris International Inc 5.75% 11/17/2032	903,000	947,848
		6,847,259
TOTAL CONSUMER STAPLES		21,078,420
Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Cheniere Energy Partners LP 5.35% 11/30/2036 (c)(f)	297,000	297,024
Cheniere Energy Partners LP 6.05% 11/30/2056 (c)(f)	1,380,000	1,394,441
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (c)	1,470,000	1,478,403
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (c)	1,000,000	1,028,201
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (c)	1,470,000	1,395,498
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)	73,000	76,053
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (c)	2,080,000	2,055,745
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)	197,000	208,100
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)	59,000	62,884
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)	106,000	112,834
DCP Midstream Operating LP 5.125% 5/15/2029	2,200,000	2,231,702
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	582,000	550,842
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	1,000,000	735,463
Energy Transfer LP 3.75% 5/15/2030	3,554,000	3,433,642
Energy Transfer LP 6% 6/15/2048	800,000	779,595
EQT Corp 5.75% 2/1/2034	2,864,000	2,959,561
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (c)	2,667,000	2,753,337
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (c)	1,735,000	1,770,891
Hess Corp 5.8% 4/1/2047	1,135,000	1,160,246
Hess Corp 6% 1/15/2040	575,000	609,110
Marathon Petroleum Corp 4.75% 9/15/2044	300,000	262,236
Occidental Petroleum Corp 5.55% 10/1/2034	2,500,000	2,577,839
ONEOK Inc 3.25% 6/1/2030	500,000	472,872
Ovintiv Inc 5.15% 11/15/2041	136,000	117,379
Ovintiv Inc 8.125% 9/15/2030	409,000	458,825
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	97,000	93,305
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	1,488,000	1,499,519
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	3,920,000	4,020,961
Targa Resources Corp 4.9% 9/15/2030	292,000	293,938
Targa Resources Corp 5.5% 2/15/2035	1,800,000	1,829,657
Targa Resources Corp 5.55% 8/15/2035	2,400,000	2,439,532
Targa Resources Corp 5.65% 2/15/2036	703,000	717,860
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	25,000	23,737
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036	2,472,000	2,456,623
Western Gas Partners LP 4.05% 2/1/2030 (e)	4,870,000	4,735,779
Western Gas Partners LP 5.3% 3/1/2048	477,000	416,971
Western Gas Partners LP 6.15% 4/1/2033	735,000	772,884
Western Gas Partners LP 6.35% 1/15/2029	182,000	189,121
Williams Cos Inc/The 3.5% 11/15/2030	913,000	868,886
Williams Cos Inc/The 4.65% 8/15/2032	394,000	389,632
Williams Cos Inc/The 5.3% 8/15/2052	89,000	81,523
Williams Cos Inc/The 6.3% 4/15/2040	2,000,000	2,125,489
TOTAL ENERGY		51,938,140
Financials - 23.1%
Banks - 9.3%
Bank of America Corp 2.299% 7/21/2032 (b)	1,500,000	1,327,306
Bank of America Corp 2.676% 6/19/2041 (b)	1,030,000	747,140
Bank of America Corp 2.972% 2/4/2033 (b)	2,500,000	2,260,537
Bank of America Corp 3.483% 3/13/2052 (b)	950,000	674,803
Bank of America Corp 4.271% 7/23/2029 (b)	700,000	695,841
Bank of America Corp 4.571% 4/27/2033 (b)	1,600,000	1,571,796
Bank of America Corp 5.015% 7/22/2033 (b)	2,000,000	2,010,602
Bank of America Corp 5.162% 1/24/2031 (b)	3,200,000	3,254,028
Bank of America Corp 5.202% 4/25/2029 (b)	5,000,000	5,062,708
Bank of America Corp 5.468% 1/23/2035 (b)	1,800,000	1,840,651
Citigroup Inc 4.075% 4/23/2029 (b)	1,600,000	1,588,265
Citigroup Inc 4.45% 9/29/2027	1,200,000	1,199,983
Citigroup Inc 4.91% 5/24/2033 (b)	599,000	596,630
Citizens Financial Group Inc 2.638% 9/30/2032	2,015,000	1,741,342
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	3,000,000	3,035,059
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	828,000	850,591
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	1,173,000	1,265,773
Fifth Third Bancorp 8.25% 3/1/2038	300,000	363,836
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	932,000	803,455
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	104,000	97,291
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	2,725,000	2,407,714
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	600,000	595,720
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	2,144,000	2,140,821
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	3,000,000	3,005,727
JPMorgan Chase & Co 4.946% 10/22/2035 (b)	5,685,000	5,612,158
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	2,000,000	2,031,318
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	2,500,000	2,584,441
KeyCorp 5.305% 1/28/2037 (b)	972,000	957,952
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	3,000,000	2,954,383
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)	2,200,000	2,206,647
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	1,300,000	1,324,217
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	2,300,000	2,358,101
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	1,220,000	1,248,159
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (b)	1,200,000	1,326,182
Truist Financial Corp 5.122% 1/26/2034 (b)	700,000	700,320
Truist Financial Corp 5.711% 1/24/2035 (b)	2,500,000	2,576,378
US Bancorp 5.775% 6/12/2029 (b)	2,000,000	2,049,020
Wells Fargo & Co 2.393% 6/2/2028 (b)	800,000	784,535
Wells Fargo & Co 4.478% 4/4/2031 (b)	1,000,000	991,689
Wells Fargo & Co 5.013% 4/4/2051 (b)	700,000	628,751
Wells Fargo & Co 5.15% 4/23/2031 (b)	2,000,000	2,029,718
Wells Fargo & Co 5.244% 1/24/2031 (b)	928,000	943,819
Wells Fargo & Co 5.389% 4/24/2034 (b)	1,300,000	1,323,580
Wells Fargo & Co 5.499% 1/23/2035 (b)	1,500,000	1,531,967
Wells Fargo & Co 5.557% 7/25/2034 (b)	5,300,000	5,452,267
Wells Fargo & Co 5.574% 7/25/2029 (b)	1,300,000	1,325,582
Wells Fargo & Co 6.491% 10/23/2034 (b)	1,750,000	1,894,855
		83,973,658
Capital Markets - 5.9%
Ares Capital Corp 2.15% 7/15/2026	750,000	747,747
Ares Strategic Income Fund 5.55% 4/15/2031 (c)	2,170,000	2,113,658
Ares Strategic Income Fund 5.7% 3/15/2028	1,450,000	1,451,111
Ares Strategic Income Fund 6.35% 8/15/2029	1,470,000	1,488,372
Athene Global Funding 1.985% 8/19/2028 (c)	1,355,000	1,269,056
Athene Global Funding 2.5% 3/24/2028 (c)	750,000	717,800
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (c)	523,000	313,786
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	900,000	893,475
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	1,168,000	1,149,973
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (b)	3,100,000	3,032,618
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	3,000,000	3,052,349
HPS Corporate Lending Fund 5.45% 1/14/2028	1,324,000	1,320,349
HPS Corporate Lending Fund 5.45% 11/15/2030	2,100,000	2,035,866
HPS Corporate Lending Fund 6.75% 1/30/2029	3,142,000	3,201,693
Morgan Stanley 1.794% 2/13/2032 (b)	740,000	644,147
Morgan Stanley 2.239% 7/21/2032 (b)	1,500,000	1,319,017
Morgan Stanley 3.622% 4/1/2031 (b)	6,000,000	5,760,349
Morgan Stanley 4.431% 1/23/2030 (b)	111,000	110,374
Morgan Stanley 4.654% 10/18/2030 (b)	3,200,000	3,188,717
Morgan Stanley 5.073% 1/30/2037 (b)	2,600,000	2,546,005
Morgan Stanley 5.164% 4/20/2029 (b)	2,500,000	2,525,747
Morgan Stanley 5.23% 1/15/2031 (b)	1,341,000	1,361,073
Morgan Stanley 5.32% 7/19/2035 (b)	2,800,000	2,828,045
Morgan Stanley 5.424% 7/21/2034 (b)	641,000	653,315
Morgan Stanley 5.449% 7/20/2029 (b)	316,000	321,567
MSCI Inc 5.15% 3/15/2036	2,773,000	2,695,876
MSCI Inc 5.25% 9/1/2035	500,000	492,618
Nasdaq Inc 5.95% 8/15/2053	189,000	192,557
Nasdaq Inc 6.1% 6/28/2063	151,000	155,113
Nuveen LLC 5.55% 1/15/2030 (c)	293,000	298,840
Sammons Financial Group Global Funding 4.95% 6/12/2030 (c)	2,400,000	2,395,539
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	3,296,000	3,310,759
		53,587,511
Consumer Finance - 1.3%
American Express Co 5.085% 1/30/2031 (b)	449,000	455,873
Capital One Financial Corp 4.1% 2/9/2027	39,000	38,975
Capital One Financial Corp 5.247% 7/26/2030 (b)	662,000	671,686
Capital One Financial Corp 5.468% 2/1/2029 (b)	318,000	322,605
Capital One Financial Corp 7.624% 10/30/2031 (b)	495,000	545,379
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	183,888
Ford Motor Credit Co LLC 4.271% 1/9/2027	400,000	398,750
Ford Motor Credit Co LLC 4.95% 5/28/2027	1,850,000	1,854,056
Ford Motor Credit Co LLC 5.42% 4/9/2031	2,250,000	2,242,911
Ford Motor Credit Co LLC 5.875% 11/7/2029	2,000,000	2,031,183
Stellantis Financial Services US Corp 4.95% 9/15/2028 (c)	1,176,000	1,171,381
Stellantis Financial Services US Corp 5.4% 6/15/2029 (c)	391,000	391,987
Stellantis Financial Services US Corp 5.4% 9/15/2030 (c)	973,000	961,608
Stellantis Financial Services US Corp 5.8% 6/15/2031 (c)	565,000	566,086
		11,836,368
Financial Services - 2.5%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (c)	2,060,000	2,053,952
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (c)	1,250,000	1,260,168
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	404,000	360,875
Aviation Capital Group LLC 6.75% 10/25/2028 (c)	1,300,000	1,355,430
Blackstone Reg Finance Co LLC 5% 12/6/2034	1,000,000	987,719
Corebridge Financial Inc 3.65% 4/5/2027	171,000	170,133
Corebridge Financial Inc 4.35% 4/5/2042	45,000	37,918
Equitable Holdings Inc 4.35% 4/20/2028	233,000	232,046
Equitable Holdings Inc 5% 4/20/2048	679,000	594,784
Essent Group Ltd 6.25% 7/1/2029	1,500,000	1,548,662
Fiserv Inc 3.5% 7/1/2029	271,000	260,704
Fiserv Inc 4.55% 2/15/2031	5,100,000	4,997,429
Fiserv Inc 5.25% 8/11/2035	1,300,000	1,272,861
Global Payments Inc 4.5% 11/15/2028	1,972,000	1,955,942
Global Payments Inc 4.875% 11/15/2030	2,200,000	2,165,154
Jackson Financial Inc 5.17% 6/8/2027	181,000	181,912
Rexford Industrial Realty LP 2.15% 9/1/2031	599,000	521,040
Sixth Street Lending Partners 6.125% 7/15/2030	427,000	429,768
Sixth Street Lending Partners 6.5% 3/11/2029	1,751,000	1,786,094
		22,172,591
Insurance - 4.1%
200 Park Funding Trust 5.74% 2/15/2055 (c)	2,100,000	2,066,421
AmFam Holdings Inc 2.805% 3/11/2031 (c)	950,000	838,311
Arthur J Gallagher & Co 5% 2/15/2032	196,000	196,209
Arthur J Gallagher & Co 5.15% 2/15/2035	3,300,000	3,276,573
Arthur J Gallagher & Co 5.55% 2/15/2055	942,000	890,937
Assurant Inc 2.65% 1/15/2032	2,100,000	1,851,072
Assurant Inc 5.55% 2/15/2036	839,000	836,404
Brown & Brown Inc 4.9% 6/23/2030	843,000	842,776
Brown & Brown Inc 5.25% 6/23/2032	976,000	978,745
Brown & Brown Inc 5.55% 6/23/2035	1,091,000	1,093,741
Brown & Brown Inc 6.25% 6/23/2055	1,108,000	1,112,291
Five Corners Funding Trust II 2.85% 5/15/2030 (c)	890,000	828,894
Fortitude Group Holdings LLC 6.25% 4/1/2030 (c)	1,255,000	1,285,427
Guardian Life Insurance Co of America/The 4.85% 1/24/2077 (c)	400,000	325,941
Hartford Insurance Group Inc/The 4.3% 4/15/2043	1,025,000	866,378
Lincoln National Corp 5.35% 11/15/2035	2,100,000	2,052,574
Marsh & McLennan Cos Inc 4.9% 3/15/2049	834,000	741,394
Marsh & McLennan Cos Inc 4.95% 3/15/2036	2,370,000	2,333,832
MetLife Inc 5.375% 7/15/2033	2,500,000	2,587,122
New York Life Insurance Co 4.45% 5/15/2069 (c)	54,000	41,673
Pacific LifeCorp 3.35% 9/15/2050 (c)	700,000	474,217
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (c)	4,800,000	4,991,743
Pine Street Trust III 6.223% 5/15/2054 (c)	2,100,000	2,120,771
Prudential Financial Inc 6% 9/1/2052 (b)	672,000	684,582
Reinsurance Group of America Inc 5.75% 9/15/2034	1,700,000	1,747,728
Selective Insurance Group Inc 5.9% 4/15/2035	1,095,000	1,134,185
Symetra Life Insurance Co 6.55% 10/1/2055 (c)	667,000	682,721
		36,882,662
TOTAL FINANCIALS		208,452,790
Health Care - 4.8%
Biotechnology - 0.7%
Amgen Inc 5.25% 3/2/2033	251,000	256,388
Amgen Inc 5.65% 3/2/2053	818,000	795,243
Amgen Inc 5.75% 3/2/2063	216,000	209,665
Gilead Sciences Inc 5.1% 6/15/2035	2,000,000	2,020,326
Gilead Sciences Inc 5.5% 11/15/2054	1,500,000	1,467,369
Gilead Sciences Inc 5.6% 11/15/2064	1,500,000	1,475,916
		6,224,907
Health Care Equipment & Supplies - 1.1%
Augusta SpinCo Corp 4.656% 3/23/2031	1,736,000	1,726,119
Augusta SpinCo Corp 4.945% 3/23/2033	2,740,000	2,731,572
Augusta SpinCo Corp 5.245% 3/23/2036	1,080,000	1,079,613
Becton Dickinson & Co 2.823% 5/20/2030	750,000	700,951
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (c)	2,340,000	2,337,548
Medline Borrower LP/Medline Co-Issuer Inc 5.25% 6/15/2033 (c)	397,000	397,154
VSP Optical Group Inc 5.4% 6/1/2033 (c)	242,000	242,213
VSP Optical Group Inc 5.45% 12/1/2035 (c)	271,000	268,163
VSP Optical Group Inc 5.65% 6/1/2036 (c)	248,000	247,598
		9,730,931
Health Care Providers & Services - 2.6%
Centene Corp 2.5% 3/1/2031	650,000	566,247
Centene Corp 2.625% 8/1/2031	2,645,000	2,296,785
Centene Corp 3% 10/15/2030	1,310,000	1,180,583
Centene Corp 4.25% 12/15/2027	556,000	554,298
Centene Corp 4.625% 12/15/2029	585,000	569,771
Cigna Group/The 4.375% 10/15/2028	561,000	560,408
Cigna Group/The 4.8% 8/15/2038	1,907,000	1,807,910
Cigna Group/The 4.9% 12/15/2048	7,000	6,149
CommonSpirit Health 4.352% 9/1/2030	520,000	509,896
CommonSpirit Health 4.975% 9/1/2035	543,000	527,370
CVS Health Corp 5% 1/30/2029	202,000	204,342
CVS Health Corp 5.05% 3/25/2048	3,500,000	3,071,201
CVS Health Corp 5.125% 2/21/2030	2,200,000	2,231,899
CVS Health Corp 5.25% 1/30/2031	83,000	84,698
CVS Health Corp 5.3% 6/1/2033	1,900,000	1,928,091
CVS Health Corp 5.875% 6/1/2053	1,000,000	967,234
CVS Health Corp 6.05% 6/1/2054	1,400,000	1,392,652
Sabra Health Care LP 3.2% 12/1/2031	588,000	534,059
Sabra Health Care LP 3.9% 10/15/2029	123,000	119,182
UnitedHealth Group Inc 4.65% 1/15/2031	1,800,000	1,804,882
UnitedHealth Group Inc 4.75% 7/15/2045	950,000	844,558
UnitedHealth Group Inc 5.3% 6/15/2035	848,000	862,516
UnitedHealth Group Inc 5.95% 6/15/2055	1,035,000	1,060,959
		23,685,690
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co 4.125% 6/15/2039	138,000	123,497
Bristol-Myers Squibb Co 5.1% 2/22/2031	550,000	562,516
Bristol-Myers Squibb Co 5.2% 2/22/2034	1,100,000	1,125,858
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	1,375,000	1,410,831
Perrigo Finance Unlimited Co 5.15% 6/15/2030 (e)	600,000	575,259
		3,797,961
TOTAL HEALTH CARE		43,439,489
Industrials - 3.9%
Aerospace & Defense - 1.7%
Boeing Co 3.625% 2/1/2031	2,000,000	1,906,615
Boeing Co 3.75% 2/1/2050	1,150,000	840,313
Boeing Co 5.04% 5/1/2027	900,000	904,860
Boeing Co 5.15% 5/1/2030	2,385,000	2,422,895
Boeing Co 5.805% 5/1/2050	500,000	494,993
Boeing Co 6.298% 5/1/2029	161,000	168,433
Boeing Co 6.388% 5/1/2031	122,000	130,148
Boeing Co 6.528% 5/1/2034	1,130,000	1,233,578
Boeing Co 6.858% 5/1/2054	646,000	728,797
Boeing Co 7.008% 5/1/2064	2,135,000	2,439,762
Hexcel Corp 4.9% 5/15/2031	636,000	634,520
Hexcel Corp 5.875% 2/26/2035	450,000	465,501
Northrop Grumman Corp 4.03% 10/15/2047	1,225,000	974,912
RTX Corp 6.4% 3/15/2054	1,000,000	1,092,647
		14,437,974
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	50,000	52,766
Carrier Global Corp 6.2% 3/15/2054	31,000	33,106
		85,872
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 4.7% 9/1/2045	500,000	446,636
Norfolk Southern Corp 5.35% 8/1/2054	950,000	893,583
Uber Technologies Inc 4.15% 1/15/2031	403,000	394,165
Uber Technologies Inc 4.8% 9/15/2035	318,000	309,640
		2,044,024
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.5% 3/21/2049	300,000	256,507
Machinery - 0.6%
AGCO Corp 5.8% 3/21/2034	1,188,000	1,221,176
Ingersoll Rand Inc 5.314% 6/15/2031	1,400,000	1,432,165
Ingersoll Rand Inc 5.4% 8/14/2028	629,000	640,590
Ingersoll Rand Inc 5.45% 6/15/2034	1,400,000	1,429,271
Ingersoll Rand Inc 5.7% 8/14/2033	697,000	724,080
		5,447,282
Passenger Airlines - 0.0%
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/2033	131,713	127,219
Professional Services - 0.9%
Booz Allen Hamilton Inc 5.95% 8/4/2033	1,488,000	1,521,727
Leidos Inc 5% 3/15/2036	3,100,000	3,004,052
Paychex Inc 5.1% 4/15/2030	354,000	358,058
Paychex Inc 5.35% 4/15/2032	1,803,000	1,826,538
Paychex Inc 5.6% 4/15/2035	1,498,000	1,513,139
Verisk Analytics Inc 4.45% 3/15/2031	117,000	115,076
		8,338,590
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc 5% 10/3/2034	1,236,000	1,228,772
Sumisho Air Lease Corp 4.5% 3/24/2029 (c)	328,000	326,005
Sumisho Air Lease Corp 4.85% 3/24/2031 (c)	790,000	782,770
Sumisho Air Lease Corp 5.5% 3/24/2036 (c)	2,276,000	2,267,880
		4,605,427
TOTAL INDUSTRIALS		35,342,895
Information Technology - 6.4%
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp 4.125% 11/15/2030	2,200,000	2,163,191
Amphenol Corp 4.4% 2/15/2033	2,200,000	2,146,646
Amphenol Corp 5.25% 4/5/2034	937,000	956,484
Dell International LLC / EMC Corp 3.45% 12/15/2051	253,000	177,219
Dell International LLC / EMC Corp 4.15% 2/15/2029	1,530,000	1,518,430
Dell International LLC / EMC Corp 4.35% 2/1/2030	2,100,000	2,080,970
Dell International LLC / EMC Corp 4.5% 2/15/2031	2,500,000	2,478,215
Dell International LLC / EMC Corp 4.75% 10/6/2032	529,000	525,396
Dell International LLC / EMC Corp 5.1% 2/15/2036	2,500,000	2,489,897
Dell International LLC / EMC Corp 6.2% 7/15/2030	950,000	1,002,313
Vontier Corp 2.95% 4/1/2031	1,169,000	1,061,635
		16,600,396
IT Services - 0.5%
Beignet Investor LLC 6.581% 5/30/2049 (c)	4,100,000	4,226,777
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Inc 1.95% 2/15/2028	854,000	822,177
Broadcom Inc 2.45% 2/15/2031	460,000	417,764
Broadcom Inc 2.6% 2/15/2033	1,617,000	1,409,365
Broadcom Inc 3.469% 4/15/2034	1,500,000	1,349,968
Broadcom Inc 3.5% 2/15/2041	371,000	296,697
Broadcom Inc 3.75% 2/15/2051	174,000	130,086
Broadcom Inc 4.6% 7/15/2030	2,900,000	2,902,050
Broadcom Inc 4.8% 2/15/2036	1,700,000	1,655,084
Broadcom Inc 4.9% 7/15/2032	2,900,000	2,916,946
Broadcom Inc 5.05% 7/12/2029	1,105,000	1,124,276
Broadcom Inc 5.15% 11/15/2031	1,800,000	1,838,793
Broadcom Inc 5.7% 1/15/2056	1,334,000	1,331,083
Micron Technology Inc 2.703% 4/15/2032	1,100,000	987,223
NVIDIA Corp 3.7% 4/1/2060	1,050,000	772,955
		17,954,467
Software - 2.1%
Oracle Corp 2.3% 3/25/2028	529,000	506,426
Oracle Corp 2.875% 3/25/2031	1,300,000	1,164,423
Oracle Corp 4% 11/15/2047	375,000	257,323
Oracle Corp 4.45% 9/26/2030	300,000	290,868
Oracle Corp 4.8% 9/26/2032	500,000	480,455
Oracle Corp 4.95% 2/4/2031	870,000	855,511
Oracle Corp 5.2% 9/26/2035	455,000	433,337
Oracle Corp 5.35% 5/4/2033	870,000	856,326
Oracle Corp 5.7% 2/4/2036	870,000	854,753
Oracle Corp 5.875% 9/26/2045	1,151,000	1,029,380
Oracle Corp 5.95% 9/26/2055	1,222,000	1,068,574
Oracle Corp 6.1% 9/26/2065	1,232,000	1,063,465
Oracle Corp 6.55% 2/4/2046	2,600,000	2,506,899
Oracle Corp 6.7% 2/4/2056	2,600,000	2,504,090
Oracle Corp 6.85% 2/4/2066	2,600,000	2,490,520
Oracle Corp 6.9% 11/9/2052	1,880,000	1,849,774
		18,212,124
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 2.8% 2/8/2061	700,000	404,464
TOTAL INFORMATION TECHNOLOGY		57,398,228
Materials - 0.4%
Chemicals - 0.2%
International Flavors & Fragrances Inc 1.832% 10/15/2027 (c)	475,000	458,247
International Flavors & Fragrances Inc 5% 9/26/2048	518,000	457,363
Sherwin-Williams Co/The 4.5% 6/1/2047	375,000	315,465
Westlake Corp 3.375% 6/15/2030	900,000	856,395
		2,087,470
Construction Materials - 0.2%
CRH America Finance Inc 4.4% 2/9/2031	2,100,000	2,072,723
Containers & Packaging - 0.0%
Avery Dennison Corp 4.875% 12/6/2028	50,000	50,401
TOTAL MATERIALS		4,210,594
Real Estate - 6.5%
Diversified REITs - 1.2%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	2,763,000	2,754,594
Piedmont Operating Partnership LP 2.75% 4/1/2032	86,000	73,111
Piedmont Operating Partnership LP 5.625% 1/15/2033	2,600,000	2,579,308
Piedmont Operating Partnership LP 6.875% 7/15/2029	265,000	278,564
Store Capital LLC 2.7% 12/1/2031	293,000	257,760
VICI Properties LP 4.75% 2/15/2028	378,000	378,515
VICI Properties LP 4.95% 2/15/2030	1,100,000	1,100,206
VICI Properties LP 5.125% 11/15/2031	1,200,000	1,200,514
VICI Properties LP 5.125% 5/15/2032	1,615,000	1,602,724
VICI Properties LP 5.75% 4/1/2034	69,000	70,377
Vornado Realty LP 2.15% 6/1/2026	103,000	102,999
WP Carey Inc 2.4% 2/1/2031	348,000	312,746
WP Carey Inc 4.25% 10/1/2026	450,000	449,936
		11,161,354
Health Care REITs - 1.8%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	950,000	772,310
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	3,100,000	3,043,507
Healthpeak OP LLC 4.75% 1/15/2033	2,451,000	2,405,095
National Health Investors Inc 5.35% 2/1/2033	720,000	714,793
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,278,000	2,019,196
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,402,000	1,302,236
Omega Healthcare Investors Inc 4.5% 4/1/2027	1,000,000	999,198
Ventas Realty LP 2.5% 9/1/2031	729,000	649,395
Ventas Realty LP 5% 1/15/2035	2,000,000	1,968,835
Ventas Realty LP 5.1% 7/15/2032	750,000	755,948
Welltower OP LLC 4.125% 3/15/2029	675,000	669,719
		15,300,232
Office REITs - 1.3%
COPT Defense Properties LP 2% 1/15/2029	904,000	846,057
COPT Defense Properties LP 2.75% 4/15/2031	414,000	375,633
COPT Defense Properties LP 2.9% 12/1/2033	3,626,000	3,091,170
COPT Defense Properties LP 4.5% 10/15/2030	80,000	78,592
Hudson Pacific Properties LP 3.95% 11/1/2027	3,400,000	3,303,445
Hudson Pacific Properties LP 5.95% 2/15/2028	1,900,000	1,881,956
Kilroy Realty LP 2.5% 11/15/2032	400,000	331,462
Kilroy Realty LP 2.65% 11/15/2033	915,000	736,339
Kilroy Realty LP 5.875% 10/15/2035	789,000	773,664
		11,418,318
Real Estate Management & Development - 0.3%
Extra Space Storage LP 4.95% 1/15/2033	1,144,000	1,134,632
Tanger Properties LP 2.75% 9/1/2031	1,386,000	1,238,496
Tanger Properties LP 3.125% 9/1/2026	497,000	495,630
		2,868,758
Residential REITs - 0.9%
American Homes 4 Rent LP 5.5% 7/15/2034	584,000	590,850
Invitation Homes Operating Partnership LP 2% 8/15/2031	600,000	516,786
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	269,000	255,889
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	3,333,000	3,237,255
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	1,056,000	1,041,969
Sun Communities Operating LP 2.3% 11/1/2028	97,000	92,053
Sun Communities Operating LP 2.7% 7/15/2031	250,000	225,144
Sun Communities Operating LP 4.2% 4/15/2032	1,800,000	1,727,121
UDR Inc 2.1% 8/1/2032	939,000	798,410
		8,485,477
Retail REITs - 1.0%
Agree LP 2% 6/15/2028	2,100,000	2,000,300
Agree LP 4.8% 10/1/2032	1,065,000	1,056,600
Agree LP 5.6% 6/15/2035	513,000	527,224
Agree LP 5.625% 6/15/2034	1,400,000	1,441,877
Brixmor Operating Partnership LP 2.25% 4/1/2028	410,000	393,781
Brixmor Operating Partnership LP 4.05% 7/1/2030	148,000	144,080
Brixmor Operating Partnership LP 4.85% 2/15/2033	705,000	694,020
Kite Realty Group LP 5.5% 3/1/2034	90,000	91,295
Kite Realty Group Trust 4.75% 9/15/2030	277,000	277,293
NNN REIT Inc 5.6% 10/15/2033	1,900,000	1,957,240
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	241,000	236,274
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	263,000	257,215
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	92,000	95,289
Realty Income Corp 2.85% 12/15/2032	30,000	26,623
Realty Income Corp 3.25% 1/15/2031	30,000	28,228
Regency Centers LP 4.5% 3/15/2033	171,000	166,844
		9,394,183
TOTAL REAL ESTATE		58,628,322
Utilities - 9.2%
Electric Utilities - 6.7%
AEP Texas Inc 5.7% 5/15/2034	387,000	400,101
AEP Texas Inc 5.85% 10/15/2055	2,436,000	2,383,747
AEP Transmission Co LLC 5.25% 6/1/2036	2,200,000	2,214,897
Alabama Power Co 3.05% 3/15/2032	380,000	349,317
Alabama Power Co 5.1% 4/2/2035	682,000	687,663
American Transmission Systems Inc 2.65% 1/15/2032 (c)	1,148,000	1,026,103
Arizona Public Service Co 5.1% 3/15/2036	1,895,000	1,870,840
Cleco Corporate Holdings LLC 4.973% 5/1/2046	750,000	637,406
Cleco Power LLC 5.3% 1/15/2036 (c)	1,765,000	1,750,448
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	4,500,000	4,522,978
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	1,300,000	1,330,025
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	1,500,000	1,433,445
Duke Energy Carolinas LLC 6.1% 6/1/2037	3,000,000	3,195,191
Duke Energy Corp 2.45% 6/1/2030	70,000	64,593
Duke Energy Corp 4.5% 8/15/2032	1,240,000	1,222,421
Duke Energy Corp 5% 8/15/2052	3,150,000	2,737,830
Duke Energy Ohio Inc 5.25% 4/1/2033	2,500,000	2,555,143
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)	293,000	263,559
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)	335,000	295,416
Duquesne Light Holdings Inc 3.616% 8/1/2027 (c)	1,810,000	1,789,703
Emera US Finance LLC 5.2% 4/1/2033	488,000	485,731
Entergy Corp 2.8% 6/15/2030	72,000	67,198
Exelon Corp 3.35% 3/15/2032	1,602,000	1,484,348
Exelon Corp 4.1% 3/15/2052	76,000	58,245
Exelon Corp 4.7% 4/15/2050	800,000	674,991
Exelon Corp 5.1% 6/15/2045	370,000	339,126
Exelon Corp 5.45% 3/15/2034	1,400,000	1,434,492
Exelon Corp 5.6% 3/15/2053	1,400,000	1,342,688
FirstEnergy Corp 2.25% 9/1/2030	534,000	481,072
FirstEnergy Corp 2.65% 3/1/2030	2,150,000	1,992,418
FirstEnergy Corp 3.4% 3/1/2050	1,900,000	1,294,095
FirstEnergy Corp 3.9% 7/15/2027 (e)	900,000	894,306
FirstEnergy Transmission LLC 4.75% 1/15/2033	1,553,000	1,528,109
Georgia Power Co 5.25% 3/15/2034	1,400,000	1,427,119
IPALCO Enterprises Inc 5.75% 4/1/2034	600,000	595,802
ITC Holdings Corp 5.65% 5/9/2034 (c)	2,000,000	2,054,465
Monongahela Power Co 5.85% 2/15/2034 (c)	875,000	916,062
Ohio Edison Co 4.95% 12/15/2029 (c)	808,000	817,127
Pacific Gas and Electric Co 5.9% 10/1/2054	852,000	806,227
Pinnacle West Capital Corp 4.9% 5/15/2028	351,000	353,284
Pinnacle West Capital Corp 5.15% 5/15/2030	375,000	380,447
PPL Capital Funding Inc 5.25% 9/1/2034	1,250,000	1,256,588
Southern Co/The 4.4% 7/1/2046	700,000	585,088
Southern Co/The 4.85% 3/15/2035	1,700,000	1,660,412
Southern Co/The 5.7% 3/15/2034	380,000	394,332
Southwestern Electric Power Co 5.2% 4/1/2036	282,000	278,519
Southwestern Electric Power Co 5.3% 4/1/2033	341,000	346,055
Southwestern Electric Power Co 5.9% 4/1/2056	2,200,000	2,163,925
Virginia Electric and Power Co 5.55% 8/15/2054	396,000	382,271
Vistra Operations Co LLC 4.7% 1/31/2031 (c)	2,200,000	2,161,650
Vistra Operations Co LLC 5% 4/30/2031 (c)	314,000	312,439
Vistra Operations Co LLC 5.25% 4/30/2033 (c)	333,000	330,866
Vistra Operations Co LLC 5.55% 4/30/2036 (c)	602,000	599,499
		60,629,822
Gas Utilities - 0.7%
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	2,000,000	2,085,261
Southern Co Gas Capital Corp 4.4% 5/30/2047	625,000	519,639
Southern Co Gas Capital Corp 5.1% 9/15/2035	1,468,000	1,456,038
Southern Co Gas Capital Corp 5.75% 9/15/2033	1,800,000	1,874,825
		5,935,763
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The 2.45% 1/15/2031	3,102,000	2,779,863
AES Corp/The 3.95% 7/15/2030 (c)	593,000	569,465
Southern Power Co 4.25% 10/1/2030	788,000	777,362
Southern Power Co 4.9% 10/1/2035	1,511,000	1,473,072
		5,599,762
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co 4.6% 5/1/2053	2,000,000	1,670,386
NiSource Inc 2.95% 9/1/2029	229,000	217,760
NiSource Inc 3.6% 5/1/2030	950,000	914,835
NiSource Inc 4.375% 5/15/2047	650,000	534,690
NiSource Inc 4.8% 2/15/2044	500,000	442,837
Puget Energy Inc 2.379% 6/15/2028	2,000,000	1,912,045
Puget Energy Inc 4.1% 6/15/2030	1,023,000	992,011
Puget Energy Inc 4.224% 3/15/2032	1,344,000	1,290,743
Puget Energy Inc 5.725% 3/15/2035	2,042,000	2,057,258
Sempra 3.8% 2/1/2038	1,500,000	1,273,184
		11,305,749
TOTAL UTILITIES		83,471,096
TOTAL UNITED STATES		661,471,766
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $821,367,092)		800,935,355

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (b)	753,000	776,020
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 4.875% (b)(c)(d)	950,000	960,288
TOTAL PREFERRED SECURITIES (Cost $1,705,128)		1,736,308

U.S. Treasury Obligations - 5.5%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2045	4.68 to 4.79	3,466,000	3,312,196
US Treasury Bonds 4.625% 11/15/2055	4.89	900,000	849,656
US Treasury Bonds 4.625% 2/15/2046	4.64	8,700,000	8,308,500
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.99	21,740,000	20,951,925
US Treasury Bonds 5% 5/15/2056	4.97 to 4.98	15,850,000	15,897,055
TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,366,756)			49,319,332

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $17,039,285)	3.67	17,035,887	17,039,295

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $912,752,644)	890,980,688
NET OTHER ASSETS (LIABILITIES) - 1.3%	12,145,657
NET ASSETS - 100.0%	903,126,345

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,068,938 or 19.5% of net assets.

(d)	Security is perpetual in nature with no stated maturity date.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,403,013	197,762,499	224,126,162	607,994	(55)	-	17,039,295	17,035,887	0.0%
Fidelity Securities Lending Cash Central Fund	-	29,502,564	29,502,232	4,156	(332)	-	-	-	0.0%
Total	43,403,013	227,265,063	253,628,394	612,150	(387)	-	17,039,295

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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